S000000606 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	155 Months Ended	253 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.59%	8.88%	9.27%
Lipper Small-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.99%	7.59%	9.14%
Nuveen Small Cap Value Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.93%	10.95%	8.71%
Performance Inception Date						Dec. 08, 2004
Nuveen Small Cap Value Opportunities Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.19%)	8.49%	6.84%
Performance Inception Date						Dec. 08, 2004
Nuveen Small Cap Value Opportunities Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.96%	8.46%	6.73%
Performance Inception Date						Dec. 08, 2004
Nuveen Small Cap Value Opportunities Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	11.44%	8.70%
Performance Inception Date						Dec. 08, 2004
Nuveen Small Cap Value Opportunities Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	12.55%	9.63%
Performance Inception Date						Dec. 08, 2004
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	12.71%	9.81%
Performance Inception Date					Feb. 15, 2013

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]
An index designed to measure the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification.